Prepaid Gold Interests and Other - Steppe Gold and Auramet and El Mochito (Details) $ in Thousands			3 Months Ended		6 Months Ended
	Jun. 11, 2026 oz	Jan. 09, 2023 oz	Jun. 30, 2026 USD ($) oz	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) oz	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 15, 2025 item oz
Investments and prepaid gold interests and other
Financial assets at fair value through profit or loss | $			$ 182,621		$ 182,621		$ 91,015
Investments | $			19,889		19,889		17,421
Proceeds on sale of investments | $			0	$ 1,488	4,040	$ 1,488
Steppe Gold
Investments and prepaid gold interests and other
Financial assets at fair value through profit or loss | $			96,372		96,372		2,570
Steppe Gold | Steppe Prepaid Gold Interest Agreement
Investments and prepaid gold interests and other
Number of ounces of gold received | oz	1,650
Steppe Gold | A&R Stream Agreement
Investments and prepaid gold interests and other
Period to deliver gold	10 years
Financial assets at fair value through profit or loss | $			96,400		96,400
Ounces Of Gold To Be Received | oz	34,770
Auramet
Investments and prepaid gold interests and other
Percentage of spot gold price for each ounce of gold delivered		16.00%
Ounces of delivered gold after which the Auramet shall have the option to terminate the stream | oz		50,000
Financial assets at fair value through profit or loss | $			67,141		$ 67,141		65,320
Ounces Of Gold To Be Received | oz		1,250			25,000
El Mochito
Investments and prepaid gold interests and other
Financial assets at fair value through profit or loss | $			$ 19,108		$ 19,108		$ 23,125
El Mochito | Settlement Agreement
Investments and prepaid gold interests and other
Ounces of silver received upon closing of the settlement agreement | oz								500,000
Number of future metal deliveries | item								20
Ounces of silver required to be delivered | oz								25,000
Remaining contractual quantity of silver | oz			325,000		325,000